Commitments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Commitments
4 8	Commitments

(a)	Capital commitments
Capital commitments outstanding as at
December 31,
2020 not provided for in the financial statements were as follows:

	2020	2019
	RMB million	RMB million
Commitments in respect of aircraft and flight equipment
– authorized and contracted for	56,547	71,224

Investment commitments
– authorized and contracted for
– share of capital commitments of a joint venture	405	322
– capital contributions for acquisition of non-controlling interests in a subsidiary	—	232

	405	554
– authorized but not contracted for
– share of capital commitments of a joint venture	26	31

	431	585

Commitments for other property, plant and equipment
– authorized and contracted for	4,970	4,571
– authorized but not contracted for	5,479	10,451

	10,449	15,022

	67,427	86,831

As at December 31, 2020, the
approximate total future payments, including estimated amounts for price escalation through anticipated delivery dates for aircraft and flight equipment are as follows:

	2020	2019
	RMB million	RMB million
2020	—	41,442
2021	28,382	21,077
2022	15,033	5,464
2023	11,910	3,241
2024 and afterwards	1,222	—

	56,547	71,224